Schedule of Financial Data Regarding Segment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	₪ (1,868)	₪ 37,195
Total	2,895	3,517
XTL [Member]
IfrsStatementLineItems [Line Items]
Total	46	199
Total	330	376
Regenera [Member]
IfrsStatementLineItems [Line Items]
Total		39,910
Total
Cavnox [Member]
IfrsStatementLineItems [Line Items]
Total
Total	965
Novellus [Member]
IfrsStatementLineItems [Line Items]
Total	(1,822)	2,516
Total	₪ 1,600	₪ 3,141